Subordinated Notes (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instruments [Abstract]
Retired Subordinated Notes	$ 0	$ 230,300,000
Gains (Losses) on Extinguishment of Debt	$ 0	$ 798,000	$ 9,697,000